Consolidated Statements of Cash Flows (Parenthetical) CLF in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CLF	Dec. 31, 2021 CLF	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Cash and deposits in banks | $			$ 3,058,752	$ 3,473,392	$ 3,089,072
Cash items in process of collection net (1) | $			38,037	14,138	18,960
Highly liquid financial instruments (2) | $			1,927,284	1,347,463	1,337,754
Investments under resale agreements (3) | $			162,774	539,227	60,470
Totals cash and cash equivalents | $			5,186,847	5,374,220	$ 4,506,256
Debt instruments issued opening balance	CLF 9,909,661	CLF 8,644,813
Cash flows received	1,049,243	1,544,125
Cash flows payments	(831,693)	(555,721)
Changes other than cash	(5,264)	7,390
Other changes different of cash acquisition	9,113	(15,503)
Other changes different of cash interest	1,072,352	530,427
Other changes different of cash currency movement	(114,768)	(8,296)
Other changes different of cash Changes in fair value	(156,869)	(237,574)
Debt instruments issued ending balance	10,931,775	9,909,661
Dividends
Dividends paid	(83,323)	(2)
Capital increase	(9)	825,305
Total Dividends paid	(83,323)	(2)
Subtotal cash flows from financing activities - Cash flows received	1,049,234	2,369,430
Subtotal cash flows from financing activities - Cash flows payments	(915,016)	(555,723)
Total cash flows from financing activities from liabilities (net)	134,218	1,813,707
Financial assets at fair value through profit or loss, category [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Highly liquid financial instruments (2) | $			161,019	130,421
Financial assets at fair value through other comprehensive income [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Highly liquid financial instruments (2) | $			$ 1,766,265	$ 1,217,042
Borrowings obtained from Chilean Central Bank [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	3,007,242	2,257,226
Cash flows received		750,000
Other changes different of cash interest		16
Other changes different of cash currency movement	42
Debt instruments issued ending balance	3,007,284	3,007,242
Mortgage finance bonds [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	24,035	30,846
Cash flows payments	(5,095)	(9,025)
Other changes different of cash interest		2,214
Debt instruments issued ending balance	18,940	24,035
Bonds Senior [Member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	5,609,795	5,123,825
Cash flows received	1,049,243	794,125
Cash flows payments	(741,743)	(461,412)
Changes other than cash		1,866
Other changes different of cash interest	889,343	398,696
Other changes different of cash currency movement	(101,962)	(9,731)
Other changes different of cash Changes in fair value	(156,869)	(237,574)
Debt instruments issued ending balance	6,547,807	5,609,795
Bonds Subordinated [Member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	1,153,045	1,081,031
Cash flows payments	(60,178)	(53,737)
Other changes different of cash interest	179,374	125,751
Other changes different of cash currency movement	(9,072)
Debt instruments issued ending balance	1,263,169	1,153,045
Lease contract liabilities [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	115,544	151,885
Cash flows payments	(24,677)	(31,547)
Changes other than cash	(5,264)	5,524
Other changes different of cash acquisition	9,113	(15,503)
Other changes different of cash interest	3,635	3,750
Other changes different of cash currency movement	(3,776)	1,435
Debt instruments issued ending balance	CLF 94,575	CLF 115,544